1. Name and Address of Reporting Person
   Sablosky, Larry
   3308 N. Mitthoeffer Road
   Indianapolis, IN 46235
   USA
2. Issuer Name and Ticker or Trading Symbol
   The Finish Line, Inc. (FINL)
3. IRS or Social Security Number of Reporting Person (Voluntary)
   ###-##-####
4. Statement for Month/Day/Year
   10/10/2002
5. If Amendment, Date of Original (Month/Day/Year)
6. Relationship of Reporting Person(s) to Issuer (Check all applicable)
   (X) Director                   (X) 10% Owner
   (X) Officer (give title below) ( ) Other (specify below)
   Senior Excutive Vice President
7. Individual or Joint/Group Filing (Check Applicable Line)
   (X) Form filed by One Reporting Person
   ( ) Form filed by More than One Reporting Person

TABLE I -- Non-Derivative Securities Acquired, Disposed of, or Beneficially Owned
+------------------------------+----------+----------+---------+--------------------------+--------------+-----------+------------+
|1. Title of Security          |2. Trans- |2A.Execu- |3. Trans-|4. Securities Acquired (A)|5. Amount of  |6. Owner-  |7. Nature   |
|                              |   action |   action |   action|   or Disposed of (D)     |Securities    |   ship    |   of In-   |
|                              |   Date   |   Date   |   Code  |                          |Beneficially  |   Form:   |   direct   |
|                              |          |          |         |                          |Owned         |   Direct  |   Bene-    |
|                              |  (Month/ |  (Month/ |         |                          |Following     |   (D) or  |   ficial   |
|                              |   Day/   |   Day/   +-----+---+-----------+---+----------+Reported      |   Indirect|   Owner-   |
|                              |   Year)  |   Year)  |Code |V  |Amount     |A/D|Price     |Transaction(s)|   (I)     |   ship     |
+------------------------------+----------+----------+-----+---+-----------+---+----------+--------------+-----------+------------+
Class A Common Stock                                                                       104816         D

TABLE II -- Derivative Securities Acquired, Disposed of, or Beneficially Owned
+----------+--------+-------+-------+---------+-----------+---------------------+----------------+----------+-------+-------+------+
|1.        |2.      |3.     |3A.    |4.       |5.         |6.                   |7.              |8.        |9.     |10.    |11.   |
|          |        |       |       |         |           |                     |                |          |Number |Owner- |      |
|          |        |       |       |         |           |                     |                |          |of     |ship   |      |
|          |        |       |       |         |           |                     |                |          |Deriv- |Form of|      |
|          |        |       |       |         |           |                     |Title and Amount|          |ative  |Deriv- |      |
|          |        |       |       |         |           |                     |of Underlying   |          |Secur- |ative  |Nature|
|          |Conver- |Trans- |Execu- |         |Number of  |                     |Securities      |          |ities  |Secur- |of    |
|          |sion or |action |tion   |         |Derivative |Date Exercisable     +-------+--------+          |Benefi-|ity:   |In-   |
|          |Exercise|Date   |Date   |         |Securities |and Expiration Date  |       |Amount  |          |cially |Direct |direct|
|          |Price of|       |       |Transac- |Acquired(A)|(Month/Day/Year)     |       |or      |          |Owned  |(D) or |Bene- |
|Title of  |Deriv-  |(Month/|(Month/|tion Code|Disposed(D)+----------+----------+       |Number  |Price of  |       |In-    |ficial|
|Derivative|ative   | Day/  | Day/  +------+--+-----+-----+Date Exer-|Expira-   |       |of      |Derivative|       |direct |Owner-|
|Security  |Security|Year)  |Year)  |Code  |V |(A)  |(D)  |cisable   |tion Date |Title  |Shares  |Security  |       |(I)    |ship  |
+----------+--------+-------+-------+------+--+-----+-----+----------+----------+-------+--------+----------+-------+-------+------+
Class B     1 <F1>   10/10/2         G      V        30000             <F2>      Class A 300000   $0.0000    328411  D
Common               002                             0                           Common           <F3>
Stock                                                                            Stock
Class B     1                                                                    Class A                     427526  I       Sablosk
Common                                                                           Common                                      y
Stock                                                                            Stock                                       Investm
                                                                                                                             ent
                                                                                                                             Partner
                                                                                                                             ship,
                                                                                                                             L.P
Class B     1                                                                    Class A                     7210    I       Lisa
Common                                                                           Common                                      Sablosk
Stock                                                                            Stock                                       y,
                                                                                                                             Spouse
Class B     1 <F1>   10/10/2         G      V  30000       10/10/2002  <F2>      Class A 300000   $0.0000    300000  I       Grat
Common               002                       0                                 Common           <F3>
Stock                                                                            Stock

Explanation of Responses:

<F1>
Shares of Class B Common Stock are immediately convertible into shares of Class A Common Stock on a one-to-on basis for no additional consideration.
<F2>
Has no Expiration Date
<F3>
N/A

SIGNATURE OF REPORTING PERSON
/s/ Gary Cohen

DATE
02/04/2003
1. Name and Address of Reporting Person
   Sablosky, Larry
   3308 N. Mitthoeffer Road
   Indianapolis, IN 46235
   USA
2. Issuer Name and Ticker or Trading Symbol
   The Finish Line, Inc. (FINL)
3. IRS or Social Security Number of Reporting Person (Voluntary)
   ###-##-####
4. Statement for Month/Day/Year
   12/31/2002
5. If Amendment, Date of Original (Month/Day/Year)
6. Relationship of Reporting Person(s) to Issuer (Check all applicable)
   (X) Director                   (X) 10% Owner
   (X) Officer (give title below) ( ) Other (specify below)
   Senior Excutive Vice President
7. Individual or Joint/Group Filing (Check Applicable Line)
   (X) Form filed by One Reporting Person
   ( ) Form filed by More than One Reporting Person

TABLE I -- Non-Derivative Securities Acquired, Disposed of, or Beneficially Owned
+------------------------------+----------+----------+---------+--------------------------+--------------+-----------+------------+
|1. Title of Security          |2. Trans- |2A.Execu- |3. Trans-|4. Securities Acquired (A)|5. Amount of  |6. Owner-  |7. Nature   |
|                              |   action |   action |   action|   or Disposed of (D)     |Securities    |   ship    |   of In-   |
|                              |   Date   |   Date   |   Code  |                          |Beneficially  |   Form:   |   direct   |
|                              |          |          |         |                          |Owned         |   Direct  |   Bene-    |
|                              |  (Month/ |  (Month/ |         |                          |Following     |   (D) or  |   ficial   |
|                              |   Day/   |   Day/   +-----+---+-----------+---+----------+Reported      |   Indirect|   Owner-   |
|                              |   Year)  |   Year)  |Code |V  |Amount     |A/D|Price     |Transaction(s)|   (I)     |   ship     |
+------------------------------+----------+----------+-----+---+-----------+---+----------+--------------+-----------+------------+
Class A Common Stock                                                                       104816         D

TABLE II -- Derivative Securities Acquired, Disposed of, or Beneficially Owned
+----------+--------+-------+-------+---------+-----------+---------------------+----------------+----------+-------+-------+------+
|1.        |2.      |3.     |3A.    |4.       |5.         |6.                   |7.              |8.        |9.     |10.    |11.   |
|          |        |       |       |         |           |                     |                |          |Number |Owner- |      |
|          |        |       |       |         |           |                     |                |          |of     |ship   |      |
|          |        |       |       |         |           |                     |                |          |Deriv- |Form of|      |
|          |        |       |       |         |           |                     |Title and Amount|          |ative  |Deriv- |      |
|          |        |       |       |         |           |                     |of Underlying   |          |Secur- |ative  |Nature|
|          |Conver- |Trans- |Execu- |         |Number of  |                     |Securities      |          |ities  |Secur- |of    |
|          |sion or |action |tion   |         |Derivative |Date Exercisable     +-------+--------+          |Benefi-|ity:   |In-   |
|          |Exercise|Date   |Date   |         |Securities |and Expiration Date  |       |Amount  |          |cially |Direct |direct|
|          |Price of|       |       |Transac- |Acquired(A)|(Month/Day/Year)     |       |or      |          |Owned  |(D) or |Bene- |
|Title of  |Deriv-  |(Month/|(Month/|tion Code|Disposed(D)+----------+----------+       |Number  |Price of  |       |In-    |ficial|
|Derivative|ative   | Day/  | Day/  +------+--+-----+-----+Date Exer-|Expira-   |       |of      |Derivative|       |direct |Owner-|
|Security  |Security|Year)  |Year)  |Code  |V |(A)  |(D)  |cisable   |tion Date |Title  |Shares  |Security  |       |(I)    |ship  |
+----------+--------+-------+-------+------+--+-----+-----+----------+----------+-------+--------+----------+-------+-------+------+
Class B     1 <F1>   12/31/2         G      V  27450       12/31/2002  <F2>      Class A 27450    $0.0000    355861  D
Common               002                                                         Common           <F3>
Stock                                                                            Stock
Class B     1                                                                    Class A                     427526  I       Sablosk
Common                                                                           Common                                      y
Stock                                                                            Stock                                       Investm
                                                                                                                             ent
                                                                                                                             Partner
                                                                                                                             ship,
                                                                                                                             L.P
Class B     1                                                                    Class A                     7210    I       Lisa
Common                                                                           Common                                      Sablosk
Stock                                                                            Stock                                       y,
                                                                                                                             Spouse
Class B     1 <F1>   12/31/2         G      V        27450 10/10/2002  <F2>      Class A 27450    $0.0000    272550  I       Grat
Common               002                                                         Common           <F3>
Stock                                                                            Stock

Explanation of Responses:

<F1>
Shares of Class B Common Stock are immediately convertible into shares of Class A Common Stock on a one-to-on basis for no additional consideration.
<F2>
Has no Expiration Date
<F3>
N/A

SIGNATURE OF REPORTING PERSON
/s/ Gary Cohen

DATE
02/04/2003